JPMorgan Floating Rate Income Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P UBS LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.94%	6.37%	5.78%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.78%	4.46%	4.24%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.25%)	1.68%	1.88%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	2.21%	2.21%

[1]	Effective 7/1/25 the Fund’s Benchmark changed from Credit Suisse Leveraged Loan Index to UBS Leveraged Loan Index because the adviser believes that the S&P UBS Leveraged Loan Index is a more appropriate comparison of the Fund’s investment strategies.